Account Receivables - Schedule of Account Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Account Receivables [Abstract]
Account receivables	$ 3,989,214	$ 717,644
Less: allowance for credit losses
Account receivables, Net	$ 3,989,214	$ 717,644